Summary of Significant Accounting Policies - Asset Table (Details) - Western Gas Partners, LP [Member]	Dec. 31, 2015 unit
Operated [Member] | Gathering Systems [Member]
Assets [Line Items]
Assets, number of units	12
Operated [Member] | Treating Facilities [Member]
Assets [Line Items]
Assets, number of units	12
Operated [Member] | Natural Gas Processing Plants/Trains [Member]
Assets [Line Items]
Assets, number of units	18	[1]
Operated [Member] | Natural Gas Liquids Pipelines [Member]
Assets [Line Items]
Assets, number of units	2
Operated [Member] | Natural Gas Pipelines [Member]
Assets [Line Items]
Assets, number of units	4
Operated Interests [Member] | Gathering Systems [Member]
Assets [Line Items]
Assets, number of units	4
Operated Interests [Member] | Treating Facilities [Member]
Assets [Line Items]
Assets, number of units	7
Operated Interests [Member] | Natural Gas Processing Plants/Trains [Member]
Assets [Line Items]
Assets, number of units	5	[1]
Operated Interests [Member] | Oil Pipelines [Member]
Assets [Line Items]
Assets, number of units	1
Non-Operated Interests [Member] | Gathering Systems [Member]
Assets [Line Items]
Assets, number of units	5
Equity Interests [Member] | Gathering Systems [Member]
Assets [Line Items]
Assets, number of units	2
Equity Interests [Member] | Treating Facilities [Member]
Assets [Line Items]
Assets, number of units	3
Equity Interests [Member] | Natural Gas Processing Plants/Trains [Member]
Assets [Line Items]
Assets, number of units	2	[1]
Equity Interests [Member] | Natural Gas Liquids Pipelines [Member]
Assets [Line Items]
Assets, number of units	3
Equity Interests [Member] | Oil Pipelines [Member]
Assets [Line Items]
Assets, number of units	1

[1]	On December 3, 2015, an incident occurred at the DBM complex. See Note 7.